ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Tables)	3 Months Ended
Mar. 31, 2022
Payables and Accruals [Abstract]
Schedule of accounts payable and accrued liabilities

	March 31,	December 31,
	2022	2021
Accounts payable	$6,470,247	$7,209,945
Accrued liabilities	684,523	634,326
Total accounts payable and accrued expenses	$7,154,770	$7,844,271